INTANGIBLE ASSETS (Details 1) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
INTANGIBLE ASSETS
2021		$ 385,467
2022	$ 385,467	385,467
2023	385,467	385,467
2024	385,467	385,467
2025	385,467	385,467
2026	385,467
Thereafter	$ 1,413,388	$ 1,702,486